Document and Entity Information	12 Months Ended
Dec. 31, 2022 shares
Statement
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2022
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-08382
Entity Registrant Name	SWEDISH EXPORT CREDIT CORP /SWED/
Entity Incorporation, State or Country Code	V7
Entity Address, Address Line One	Fleminggatan 20
Entity Address, City or Town	Stockholm
Entity Address, Country	SE
Entity Address, Postal Zip Code	SE-112 26
Entity Common Stock, Shares Outstanding	3,990,000
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Entity Central Index Key	0000352960
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Amendment Flag	false
Auditor Name	Öhrlings PricewaterhouseCoopers AB
Auditor Location	Stockholm, Sweden
Auditor Firm ID	1419
Total Return due February 13, 2023
Statement
Title of 12(b) Security	ELEMENTSSM Linked to the ICE BofAML Commodity index eXtraBiofuels Exchange Series — Total Return due February 13, 2023
Trading Symbol	FUE
Security Exchange Name	NYSE
Total Return due February 14, 2023
Statement
Title of 12(b) Security	ELEMENTSSM Linked to the ICE BofAML Commodity index eXtra (GRains)— Total Return due February 14, 2023
Trading Symbol	GRU
Security Exchange Name	NYSE
Business Contact Member
Statement
Entity Address, Address Line One	P.O.Box 194
Entity Address, City or Town	Stockholm
Entity Address, Country	SE
Contact Personnel Name	Stefan Friberg
Entity Address, Postal Zip Code	SE-101 23
City Area Code	46-8
Contact Personnel Email Address	Stefan.Friberg@sek.se
Local Phone Number	613 88 05